UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811 - 22464

Ironwood Multi-Strategy Fund LLC

 (Exact name of registrant as specified in charter)

One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Address of principal executive offices)(Zip code)

_________________________________________

Jonathan Gans
Chief Executive Officer and President
c/o Ironwood Capital Management Corporation
One Market Plaza, Steuart Tower, Suite 2500
San Francisco, CA 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 777-2400

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to unit holders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is as follows:

Ironwood Multi-Strategy Fund LLC

Semi-annual Report

October 31, 2014

(Unaudited)

Ironwood Multi-Strategy Fund LLC
Financial Statements
October 31, 2014
(Unaudited)

Supplemental Information

Consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

Ironwood Multi-Strategy Fund LLC
Statement of Assets and Liabilities
October 31, 2014
(Unaudited)

Assets

Investment in Ironwood Institutional Multi-Strategy Fund LLC, at fair value (cost $808,978,556)	$834,219,746
Advance subscriptions to Ironwood Institutional Multi-Strategy Fund LLC	13,568,592
Redemptions receivable from Ironwood Institutional Multi-Strategy Fund LLC	275,881
Total assets	848,064,219

Liabilities
Advance subscriptions	13,603,035
Payable to Adviser	1,022,878
Redemptions payable	275,881
Accrued expenses	18,861
Total liabilities	14,920,655

Net assets	$833,143,564

Net assets consist of:
Paid-in capital	$811,443,037
Accumulated net investment loss	(4,098,703)
Accumulated undistributed net realized gain (loss) from investments	558,040
Net unrealized gain (loss) on investments	25,241,190
Net assets	$833,143,564

Net asset value per Unit: 743,665.54 Units issued and outstanding, no par value.	$1,120.32

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

1

Ironwood Multi-Strategy Fund LLC
Statement of Operations
For the Six Months Ended October 31, 2014
(Unaudited)

Investment income, other	$7,337

Expenses
Account servicing fees	2,852,500
Filing fees	289,295
Professional fees	83,805
Administration fees	50,289
Directors’ fees	25,000
Other	57,429
Total expenses	3,358,318

Expenses waived and/or reimbursed by Adviser	(505,818)
Net expenses	2,852,500

Net investment loss	(2,845,163)

Realized and unrealized gain from investment in Ironwood Institutional Multi-Strategy Fund LLC
Net realized gain (loss) on investment in Ironwood Institutional Multi-Strategy Fund LLC	641,484
Net change in unrealized gain (loss) on investment in Ironwood Institutional Multi-Strategy Fund LLC	10,772,249
Net realized and unrealized gain (loss) from investment in Ironwood Institutional Multi-Strategy Fund LLC	11,413,733
Net increase in net assets resulting from operations	$8,568,570

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

2

Ironwood Multi-Strategy Fund LLC
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	October 31, 2014	Ended
	(Unaudited)	April 30, 2014

Net increase in net assets resulting from operations
Net investment income (loss)	$(2,845,163)	$19,956,408
Net realized gain (loss) on investment in Ironwood Institutional Multi-Strategy Fund LLC	641,484	164,844
Net change in unrealized gain (loss) on investment in Ironwood Institutional Multi-Strategy Fund LLC	10,772,249	7,377,935
Net increase in net assets resulting from operations	8,568,570	27,499,187

Distributions to Members
Distributions from net investment income	-	(21,028,454)
Distributions from net realized gains	-	(70,886)
Decrease in net assets from distributions to Members	-	(21,099,340)

Member transactions
Subscriptions (representing 197,628.10 and 373,179.02 Units, respectively)	221,601,457	409,539,606
Reinvestment of distributions (representing 0.00 and 18,424.02 Units, respectively)	-	19,775,016
Redemptions (representing 6,145.69 and 2,977.37 Units, respectively)	(6,929,557)	(3,242,884)
Net increase in net assets from Member transactions	214,671,900	426,071,738

Total increase in net assets	223,240,470	432,471,585
Net assets, beginning of period	609,903,094	177,431,509
Net assets, end of period	$833,143,564	$609,903,094

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

3

Ironwood Multi-Strategy Fund LLC
Statement of Cash Flows
For the Six Months Ended October 31, 2014
(Unaudited)

Operating activities
Net increase in net assets resulting from operations	$8,568,570

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investment in Ironwood Institutional Multi-Strategy Fund LLC	(641,484)
Net change in unrealized gain on investment in Ironwood Institutional Multi-Strategy Fund LLC	(10,772,249)
Purchases of investments in Ironwood Institutional Multi-Strategy Fund LLC	(219,503,560)
Proceeds from sales of investments in Ironwood Institutional Multi-Strategy Fund LLC	6,922,219
Decrease in advance subscriptions to Ironwood Institutional Multi-Strategy Fund LLC	25,867,368
Increase in redemptions receivable from Ironwood Institutional Multi-Strategy Fund LLC	(127,117)
Decrease in other assets	23,963
Increase in payable to Investment Adviser	791,588
Decrease in accrued expenses	(19,564)
Net cash used in operating activities	(188,890,266)

Financing activities
Subscriptions, net of change in advance subscriptions	195,692,706
Redemptions, net of change in redemptions payable	(6,802,440)
Net cash provided by financing activities	188,890,266

Net change in cash	$-
Cash at beginning of period	-
Cash at end of period	$-

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

4

Ironwood Multi-Strategy Fund LLC
Financial Highlights

	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014	Year Ended April 30, 2013	Year Ended April 30, 2012	Period from January 1, 2011* to April 30, 2011
For a Unit outstanding throughout the period:
Net asset value, beginning of period	$1,104.53	$1,084.83	$1,040.97	$1,043.42	$1,000.00
Net investment income (loss)(a)	(5.24)	60.84	33.60	7.07	(1.20)
Net realized and unrealized gain (loss) from investment in Ironwood Institutional Multi-Strategy Fund LLC	21.03	22.99	62.09	0.18	44.62
Net increase in net assets resulting from operations	15.79	83.83	95.69	7.25	43.42
Distributions paid from:
Net investment income	-	(63.92)	(51.83)	(9.70)	-
Net realized gains	-	(0.21)	-	-	-
Total Distributions	-	(64.13)	(51.83)	(9.70)	-
Net asset value, end of period	$1,120.32	$1,104.53	$1,084.83	$1,040.97	$1,043.42
Total return(b)	1.43%	7.90%	9.50%	0.74%	4.34%
Ratio of total expenses to average net assets before expense waivers(c)	0.88%	1.02%	1.32%	2.29%	0.35%
Ratio of total expenses to average net assets after expense waivers(c)	0.75%	0.75%	0.76%	0.36%	0.35%
Ratio of net investment income (loss) to average net assets(c)	(0.75%)	5.16%	3.52%	0.98%	(0.35%)
Ratio of total expenses to average net assets after expense waivers of Ironwood Institutional Multi-Strategy Fund LLC (c)	1.57%	1.56%	1.59%	2.07%	1.98%
Net assets, end of period (in thousands)	$833,144	$609,903	$177,432	$42,326	$104

 (a) Calculated based on the average Units outstanding methodology.

(b) Total return assumes a subscription of a Unit in the Fund at the beginning of the period and a repurchase of the Unit on the last day of the period, and assumes re-investment of all distributions during the period.

(c) Ratios do not reflect the Fund’s proportionate share of the income and expenses of Ironwood Institutional Multi-Strategy Fund LLC, which are shown separately.

* Commencement of operations

The above ratios and total return have been calculated for the Members taken as a whole. Ratios for periods less than a year have been annualized.  An individual Member’s return and ratios may vary from these returns and ratios due to the timing of Unit transactions.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

5

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

1. Organization

Ironwood Multi-Strategy Fund LLC (the “Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010 and commenced operations on January 1, 2011. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a closed-end, non-diversified management investment company.  The Fund is also registered under the Securities Act of 1933, as amended (the “1933 Act”). The Fund currently complies, and intends to continue to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below.

The Fund’s investment objective is capital appreciation with limited variability of returns. The Fund attempts to achieve this objective by investing substantially all of its assets in Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”).

Ironwood Capital Management serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Directors (the “Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 (the “Advisers Act”). The Board has overall responsibility for monitoring and overseeing the Fund’s investment program, management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund is a “Feeder fund” in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in the Master Fund. The Master Fund has the same investment objective as the Fund. As of October 31, 2014, the Fund’s investment in the Master Fund represented 61.95% of the Master Fund’s net assets. The consolidated financial statements of the Master Fund including the consolidated schedule of investments are attached to this report and should be read with the Fund’s financial statements.

Units of the Fund are issued to eligible investors (referred to as “Members”). The minimum initial investment is $50,000, subject to waiver by the Adviser to an amount not less than $25,000. The minimum subsequent investment is $10,000, subject to waiver by the Adviser. Members may purchase their Units only through a selling agent or directly from the Fund, generally as of the first business day of the month.

The Board, in its sole and absolute discretion, may authorize the Fund to make a tender offer to repurchase Members’ Units (an “Offer”). An Offer to repurchase Members’ Units will only be made to Members at the same time as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including the Fund. In determining whether the Fund should make an Offer to repurchase Units from Members, the Board will consider, among other things, the recommendation of the Adviser. Each Offer will generally apply to up to 10% of the net assets of

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

6

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

1. Organization (continued)

the Fund.  The Adviser expects that it will recommend to the Board that the Fund make an Offer to repurchase Units from Members semi-annually on June 30 and December 31. A 5% early repurchase fee is charged on repurchased Units that have been held less than one year, payable to the Fund.  The Board, in its sole discretion, may waive the imposition of the early repurchase fee.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Net Asset Value Determination

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as determined pursuant to policies established by the Board.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s Units held in the Master Fund valued at their per Unit net asset value. Valuation of investment funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s consolidated financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

As of October 31, 2014, the Fund had advance subscriptions to the Master Fund of $13,568,592 which were invested in the Master Fund effective November 1, 2014.

Cash

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insurable limits. The Adviser monitors the financial condition of such financial institutions and does not anticipate any losses from these

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

7

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

2. Significant Accounting Policies (continued)

Cash (continued)

counterparties. The Fund generally holds cash accounts with an affiliate of the Fund’s administrator.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains (losses) are recorded monthly. The change in the Master Fund’s net asset value is included in net change in unrealized gain (loss) in the statement of operations. Realized gain (loss) from investment in the Master Fund is calculated using the specific identification methodology.

Income dividends and capital gains distributions received by the Fund from the Master Fund are automatically reinvested in additional Units of the Master Fund, to the extent that the Fund’s investors have elected to reinvest dividends in accordance with the Fund’s dividend reinvestment plan.

Income Taxes

The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the Code applicable to Regulated Investment Companies (“RICs”) and to distribute substantially all of its taxable income to its Members. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of October 31, 2014. If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax in interest expense and penalties in other expenses in the statement of operations. Generally, tax authorities can examine all tax returns filed for the last three years.

The Fund has a tax year that ends on December 31.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carry forwards that expire.

As of December 31, 2013, the Fund did not have any available unused short-term capital losses or unused long-term capital losses for federal income tax purposes.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

8

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

2. Significant Accounting Policies (continued)

Income Taxes (continued)

As of October 31, 2014, the cost and related gross unrealized gain (loss) for tax purposes were as follows:

Cost of investments for tax purposes	$808,978,556

Gross tax unrealized gain	$25,241,190
Gross tax unrealized loss	–
Net tax unrealized gain (loss) on investments	$25,241,190

Permanent differences, primarily due to the tax character of distribution, resulted in the following reclassifications among the Fund’s components of net assets at December 31, 2013:

Accumulated net investment loss	$89,075
Accumulated undistributed net realized gain from investments	$(89,075)

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Master Fund generally invests its assets in investment funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). Certain PFICs for which the Fund has elected to be treated as Qualified Electing Funds (“QEFs”) provide information as to the amounts of taxable income and gain to be recorded by the Fund.  For other PFICs, the Fund has made a mark-to-market election which characterizes all income as ordinary.

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains	$5,631
Unrealized gain (loss)	$5,682,487

There were no distributions paid during the six months ended October 31, 2014.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

9

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

2. Significant Accounting Policies (continued)

Dividend Reinvestment Plan

Each Member will have all income dividends and capital gains distributions automatically reinvested in additional Units unless such Member specifically elects to receive all income dividends and capital gain distributions in cash.

3. Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the statement of assets and liabilities.

The units of account that are valued by the Fund are its Units in the Master Fund and not the underlying holdings of the Master Fund. Thus, the inputs used by the Fund to value its investment in the Master Fund may differ from the inputs used to value the underlying holdings of the Master Fund.

4. Advisory Fee, Related Party Transactions, and Other

Foreside Fund Services, LLC acts as the distributor (the “Distributor”) of the Units. The Distributor has entered into, and may continue to enter into, selected dealer agreements with various brokers and dealers (“Selling Agents”) that agree to participate in the distribution of the Fund’s Units. Investments may be subject to a sales charge (a “Sales Charge”) of up to 3.00%.  The Sales Charge is in addition to the subscription price for Units and does not form a part of an investor’s investment in the Fund. All or a portion of the Sales Charge relating to Units is paid directly to the Selling Agent that assisted in the placement of such Units.

The Fund pays to the Adviser an account servicing fee (the “Account Servicing Fee”). The Account Servicing Fee will accrue monthly at a rate equal to 0.0625% (0.75% on an annualized basis) of the Fund’s net asset value as of the close of business on the last calendar day of each month, before adjustments for any repurchases effective on that day. The Account Servicing Fee is payable in arrears as of the last calendar day of the applicable quarter. The Adviser may, in its sole discretion, pay up to the entire amount of the Account Servicing Fee relating to Units to a Selling Agent that assisted in the servicing of accounts. For the six months ended October 31, 2014, the Fund incurred Account Servicing Fees of $2,852,500.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administration fee, computed and payable monthly.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

10

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

4. Advisory Fee, Related Party Transactions and Other (continued)

The Fund incurs all ongoing ordinary administrative and operational costs of the Fund including (but not limited to) legal costs, accounting costs, fees paid to the administrator, filing fees, taxes, and any extraordinary operating expenses. The Fund also incurs certain expenses indirectly via its investment in the Master Fund.

The Adviser has entered into an agreement (the “Expense Limitation Agreement”) with the Fund and the Master Fund whereby it has contractually agreed to waive its fees and/or reimburse the Fund’s and Master Fund’s monthly expenses (excluding taxes, brokerage commissions, interest expense incurred in connection with any credit facility, other transaction related expenses, custody fees, any extraordinary expenses of the Fund, any acquired fund fees and expenses, the advisory fee paid by the Master Fund, and the Account Servicing Fee paid by the Fund) to the extent necessary to ensure that the monthly expenses of the Fund will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each month end during the term of the Expense Limitation Agreement (the “Expense Limitation”). The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the Prospectus that was in effect at the time of the original waiver. Expenses in excess of the Expense Limitation, as waived and/or reimbursed by the Adviser for the six months ended October 31, 2014, were $505,818. As of October 31, 2014, this amount was due from the Adviser under the Expense Limitation Agreement and was offset against the Account Servicing Fees payable to the Adviser of $1,528,696.  The net amount of $1,022,878 is included in Payable to Adviser on the statement of assets and liabilities as of October 31, 2014.

As of October 31, 2014, the amount subject to potential future reimbursement to the Adviser is $2,273,137.  Such potential future reimbursements will expire as follows:

Subject to expiration in the year ended:	Amount

April 30, 2015	$229,962
April 30, 2016	517,457
April 30, 2017	1,019,900
April 30, 2018	505,818
Total	$2,273,137

Prior year expenses in excess of the Expense Limitation of $137,555 have expired as of October 31, 2014.

Compensation to the Board for the six months ended October 31, 2014 was $25,000.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

11

Ironwood Multi-Strategy Fund LLC
Notes to Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

4. Advisory Fee, Related Party Transactions and Other (continued)

As of October 31, 2014, a director of the Fund held 0.02% of the Units in the Fund.

5. Subsequent Events

For the period November 1, 2014 to December 22, 2014, the Fund received subscriptions of approximately $61,644,000 and tenders of approximately $7,482,000.

Under the current terms of the existing Prospectus and Limited Liability Company Agreement (the “LLC Agreement”), a Member who tenders for repurchase such Member’s Units, is entitled an initial payment of 95% within 90 days of the repurchase date and a subsequent payment of 5% after the completion of the Fund’s annual audit or later if the Board deems necessary.  At its December 2014 meeting, the Board approved an amendment to the terms of the existing Prospectus and LLC Agreement stating that the initial payment will be made within 30 days or, if the Master Fund has requested withdrawals of capital from any underlying investment fund in order to fund the repurchase, within 10 business days after it has received at least 90% of the aggregate amount withdrawn from such underlying investment funds.  In addition, the Board approved an amendment stating that the subsequent payment will be made within 120 days or such later time as the Board in its discretion deems necessary to protect the interests of the remaining Members.  It is anticipated these changes will affect repurchase dates on or after December 31, 2015 and that the changes will be described in the Fund’s Prospectus when it is next filed with the Securities and Exchange Commission. For any repurchases in the interim, the pre-amendment terms continue to apply.

See attached consolidated financial statements of Ironwood Institutional Multi-Strategy Fund LLC.

12

Fund Management

The Fund’s officers are appointed by the Directors and oversee the management of the day-to-day operations of the Fund under the supervision of the Board of Directors. One of the Directors and all of the officers of the Fund are officers or employees of Ironwood Capital Management (the “Adviser” or “Ironwood”). The other Directors are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the 1940 Act (the “Independent Directors”). A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Directors

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships

Independent Directors
Richard W. Meadows Age: 64	Independent Director	Term – indefinite Length – Since inception	Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price Age: 64	Independent Director	Term – indefinite Length – Since inception	Executive Vice President of mutual fund administration firm	2	0
Interested Directors*
Jonathan Gans Age: 43	President, Director, Chairman of the Board	Term – indefinite Length – Since inception	Chief Executive Officer and President of Ironwood	2	0
* Mr. Gans is deemed to be an “interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

13

Officers

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2014. The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans Age: 43	Chief Executive Officer, President	Term – indefinite Length – Since inception	Chief Executive Officer and President of Ironwood Capital Management
Alison Sanger Age: 43	Chief Compliance Officer	Term – indefinite Length – Since inception	Chief Operating Officer/ Chief Compliance Officer of Ironwood Capital Management
Laurie Chatoff Age: 47	Secretary	Term – indefinite Length – since 3/15/2013	Director of Finance of Ironwood Capital Management as of 10/3/2011 Previous: Consultant to Alternative Investment Clients
Martha Boero Age: 31	Treasurer	Term – indefinite Length – since 3/15/2013	Controller of Ironwood Capital Management

14

Investment Advisory Agreement

The Investment Advisory Agreement (the “Agreement”) provides that the Adviser is responsible, subject to the supervision of the Board of Directors (the “Board”), for providing investment supervisory services to Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”) and Ironwood Multi-Strategy Fund LLC (the “Feeder Fund”), collectively, the “Funds.” Such investment supervisory services include ongoing investment guidance, policy direction, and monitoring. The Adviser makes the Funds’ investment decisions in accordance with the Funds’ stated investment objectives, policies and restrictions.

The Adviser is also responsible for providing and/or overseeing operational services to the Funds, including administration services, fund accounting, marketing services, assistance with meeting legal and regulatory requirements, compliance services, and any other services necessary for the operation of the Funds.

The Agreement was approved for an initial two-year term on December 23, 2010. Thereafter, the Agreement continues in effect from year to year subject to the annual approval by the Board (including a majority of the Independent Directors), or by the vote of a majority vote of the Members of the Funds.  The Agreement may be terminated at any time by the Board, by a majority vote of the Members or by the Adviser.

At an in-person Board meeting on September 22, 2014, the Board approved the Agreement for an additional one-year term. The Independent Directors met telephonically with independent counsel in advance of the meeting to discuss relevant factors in evaluating whether to approve the Agreement. In approving the Agreement, the Board considered the materials that were provided to the Board in advance of the meeting, the terms of the Agreement, the operations of the Funds, and other relevant factors.

The Board discussed the Funds’ existing relationship with the Adviser, as well as the nature and quality of the investment advisory and administrative services provided. The Board acknowledged that the Adviser has demonstrated its commitment to maintaining and expanding operational resources reasonably necessary to manage the Funds in a professional manner. The Board discussed the Adviser’s substantial commitment to the recruitment and retention of highly skilled personnel; the Adviser’s disciplined investment approach; the quality of the Adviser’s investment and operational due diligence process; the Adviser’s significant efforts regarding growth of the Funds; the Adviser’s oversight of outside service providers; and the Adviser’s robust compliance efforts. The Board concluded that the quality of service offered by the Adviser to the Funds was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Funds. The Board also concluded that during the upcoming year, the Adviser likely would be able to provide the same quality of investment management and related services that it has provided in the past.

 The Board reviewed a presentation on the Funds’ investment performance to date, along with a comparison to the HFRI Fund of Funds: Conservative Index, the S&P 500, the Barclays Aggregate Bond Index, and a group of seven other registered alternative funds of funds (the “Peer Group”) that have objectives and strategies reasonably similar to those of the Funds. The Board noted that the Funds’ year-to-date returns, one year returns, three year annualized returns, and three year volatility statistics have been strong and consistent with the Funds’ stated

15

Investment Advisory Agreement (continued)

investment objectives. The Board also acknowledged that the Funds’ year-to-date returns, one year returns, three year annualized returns, and three year volatility statistics compared favorably to the HFRI Fund of Funds: Conservative Index, the Barclays Aggregate Bond Index, and the Peer Group. The Board observed that the Funds’ returns were lower than the S&P 500 returns and that the Funds’ volatility statistics were significantly lower than the volatility of the S&P 500. The Board acknowledged that since the Funds’ investment objectives are to provide risk-adjusted returns that have a low correlation to the broader debt and equity markets, it was reasonable that the Funds’ returns would under-perform the S&P 500 in the existing market environment. The Board recognized that the S&P 500 information was provided for reference rather than benchmarking purposes. Taking into account all of the information provided, the Board concluded that the investment performance generated by the Adviser was satisfactory.

The Board considered the Funds’ advisory and account servicing fee information and the most recent fiscal year expense ratios. The Board compared the Funds’ fees and expense ratios to the fees and expense ratios of the Peer Group. The Board determined that the Adviser’s fee is competitive compared to the fees charged by the Peer Group and also noted that the Feeder Fund’s account servicing fee is comparable to the account servicing fee charged by the Peer Group.

The Board considered the Funds’ expense ratios, both gross and net of the Expense Limitation Agreements, whereby the Adviser agrees to limit certain of the Funds’ annual expenses to 0.25% of the Funds’ net assets. The Board noted that the gross expense ratios have continued to decline as the Funds’ net assets rise. The Board compared the Funds’ expense ratios to those of the Peer Group, observing that the Funds’ expense ratios appear reasonable.

 The Board evaluated information regarding the profitability of the Adviser based on the nature, extent and quality of the services provided by the Adviser, the total compensation received by the Adviser from the Funds and the total costs to the Funds of using the Adviser’s services. The Board took into account expenses borne by the Adviser, those that are passed on to the Funds by the Adviser, and the Expense Limitation Agreements. The Board concluded that the Adviser’s profitability appeared reasonable and appropriate, particularly in light of the Adviser’s significant effort to minimize the Fund’s expenses through the Expense Limitation Agreements. In considering the advisory fees, the Board did not believe breakpoints were appropriate at this time.

The Board determined that the fees payable under the Agreement are fair and reasonable in light of the services that the Adviser provides to the Funds and concluded that continuing the Agreement serves the interests of the Funds and the Members.

16

Ironwood Institutional Multi-Strategy Fund LLC

Semi-Annual Report

October 31, 2014

(Unaudited)

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Financial Statements
October 31, 2014
(Unaudited)

Contents

Consolidated Statement of Assets and Liabilities	1
Consolidated Statement of Operations	2
Consolidated Statements of Changes in Net Assets	3
Consolidated Statement of Cash Flows	4
Consolidated Financial Highlights	5
Consolidated Schedule of Investments	6
Notes to Consolidated Financial Statements	9

Supplemental Information

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Assets and Liabilities
October 31, 2014
(Unaudited)

Assets
Investments in investment funds, at fair value (cost $1,214,700,126)	$1,324,163,842
Cash	69,443,962
Advance subscriptions to investment funds	21,500,000
Redemptions receivable from investment funds	25,838
Other assets	193,932
Total assets	1,415,327,574

Liabilities
Payable on credit facility	45,148,739
Advance subscriptions from Ironwood Multi-Strategy Fund LLC	13,568,592
Advance subscriptions	5,184,400
Payable to Adviser	4,143,461
Redemptions payable to Ironwood Multi-Strategy Fund LLC	275,881
Redemptions payable	199,215
Accrued expenses	170,964
Total liabilities	68,691,252

Net assets	$1,346,636,322

Net assets consist of:
Paid-in capital	$1,297,997,918
Accumulated net investment loss	(69,380,036)
Accumulated undistributed net realized gain (loss) from investments	8,554,724
Net unrealized gain (loss) on investments	109,463,716
Net assets	$1,346,636,322

Net asset value per Unit: 1,187,522.81 Units issued and outstanding, no par value	$1,133.99

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Operations
For the Six Months Ended October 31, 2014
(Unaudited)

Investment income, other	$2,802

Expenses
Advisory fees	7,383,035
Interest expense	585,556
Filing fees	499,032
Administration fees	455,084
Professional fees	260,814
Expense limitation recapture	200,146
Custody fees	123,998
Directors’ fees	25,000
Other	99,206
Total expenses	9,631,871

Net investment loss	(9,629,069)

Realized and unrealized gain from investments
Net realized gain (loss) from investments in investment funds	2,423,794
Net change in unrealized gain (loss) on investments in investment funds	25,709,904
Net realized and unrealized gain (loss) from investments	28,133,698
Net increase in net assets resulting from operations	$18,504,629

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statements of Changes in Net Assets

	Six Months
	Ended	Year
	October 31, 2014	Ended
	(Unaudited)	April 30, 2014

Net increase in net assets resulting from operations
Net investment (loss)	$(9,629,069)	$(10,451,948)
Net realized gain (loss) from investments in investment funds	2,423,794	10,468,270
Net change in unrealized gain (loss) on investments in investment funds	25,709,904	53,697,749
Net increase in net assets resulting from operations	18,504,629	53,714,071

Distributions to Members
Distributions from net investment income	-	(40,351,521)
Decrease in net assets from distributions to Members	-	(40,351,521)

Member transactions
Subscriptions (representing 303,489.16 and 544,865.30 Units, respectively)	343,701,172	601,980,071
Reinvestment of distributions (representing 0.00 and 35,076.52 Units, respectively)	-	37,847,915
Redemptions (representing 9,687.81 and 33,508.55 Units, respectively)	(11,029,159)	(36,674,859)
Net increase in net assets from Member transactions	332,672,013	603,153,127

Total increase in net assets	351,176,642	616,515,677
Net assets, beginning of period	995,459,680	378,944,003
Net assets, end of period	$1,346,636,322	$995,459,680

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Statement of Cash Flows
For the Six Months Ended October 31, 2014
(Unaudited)

Operating activities
Net increase in net assets resulting from operations	$18,504,629
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments in investment funds	(2,423,794)
Net change in unrealized gain on investments in investment funds	(25,709,904)
Purchase of investments in investment funds	(337,940,000)
Proceeds from sales of investments in investment funds	12,144,986
Decrease in advance subscriptions to investment funds	25,000,000
Decrease in redemptions receivable from investment funds	323,074
Increase in other assets	(169,973)
Increase in payable to Adviser	1,001,771
Increase in accrued expenses	69,865
Net cash used in operating activities	(309,199,346)

Financing activities
Subscriptions, net of change in advance subscriptions	299,567,204
Redemptions, net of change in redemptions payable	(12,124,429)
Proceeds from credit facility	619,200,000
Repayments of credit facility	(649,000,884)
Net cash provided by financing activities	257,641,891

Net change in cash	(51,557,455)
Cash at beginning of period	121,001,417
Cash at end of period	$69,443,962

Supplemental disclosure of cash flow information
Interest paid	$585,556

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Financial Highlights

	Six Months				Period from
	Ended	Year	Year	Year	January 1,
	October 31, 2014	Ended	Ended	Ended	2011* to
	(Unaudited)	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011

For a Unit outstanding throughout the period:
Net asset value, beginning of period	$1,113.84	$1,091.15	$1,044.82	$1,044.62	$1,000.00
Net investment loss(a)	(10.49)	(18.05)	(15.42)	(21.35)	(6.79)
Net realized and unrealized gain (loss) from investments	30.64	110.84	119.42	32.25	51.41
Net increase in net assets resulting from operations	20.15	92.79	104.00	10.90	44.62
Distributions from:
Net investment income	-	(70.10)	(57.67)	(10.70)	-
Net asset value, end of period	$1,133.99	$1,113.84	$1,091.15	$1,044.82	$1,044.62
Total return(b)	1.81%	8.71%	10.31%	1.09%	4.46%
Ratio of total expenses to average net assets before expense waivers and reimbursements (c)	1.57%	1.56%	1.71%	2.85%	5.79%
Ratio of total expenses to average net assets after expense waivers and reimbursements (c)	1.57%	1.56%	1.59%	2.07%	1.98%
Ratio of net investment loss to average net assets(d)	(1.57%)	(1.56%)	(1.59%)	(2.07%)	(1.98%)

Portfolio turnover	1.03%	17.74%	8.67%	3.92%	0.43%
Net assets, end of period (in thousands)	$1,346,636	$995,460	$378,944	$110,330	$31,129

(a) Calculated based on the average Units outstanding methodology.

(b) Total return assumes a subscription of a Unit in the Fund at the beginning of the period and a repurchase of the Unit on the last day of the period, and assumes re-investment of all distributions during the period.

(c) Ratios do not reflect the Fund’s proportionate share of the expenses of the investment funds.

(d) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the investment funds.

* Commencement of operations

The above ratios and total return have been calculated for the Members taken as a whole. Ratios for periods less than a year have been annualized.  An individual Member’s return and ratios may vary from these returns and ratios due to the timing of Unit transactions.

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments
October 31, 2014
(Unaudited)

				Next
				Available
			Percent of	Redemption
Description	Cost	Fair Value	Net Assets	Date (1)	Liquidity (2)

Investment Funds
Relative Value:
Citadel Kensington Global Strategies Fund Ltd.	$111,531,145	$135,218,352	10.05%	12/31/2014	Quarterly (3)
D.E. Shaw Composite International Fund	64,172,762	74,642,745	5.54	12/31/2014	Quarterly (4)
HBK Multi-Strategy Offshore Fund Ltd.	61,834,503	62,941,324	4.67	12/31/2014	Quarterly (5)
Hutchin Hill Capital Offshore Fund, Ltd.	96,593,750	105,802,295	7.86	12/31/2014	Quarterly (5)
KLS Diversified Fund Ltd.	39,300,000	41,254,605	3.06	12/31/2014	Quarterly
Total Relative Value	373,432,160	419,859,321	31.18

Market Neutral and Low Net Equity:
Citadel Global Equities Fund Ltd.	23,136,933	28,935,606	2.14	11/30/2014	Monthly (6)
Darsana Fund LP	26,000,000	26,865,746	2.00	12/31/2014	Quarterly (7)
Millennium International, Ltd.	81,822,870	91,035,668	6.76	12/31/2014	Quarterly (5)
Rosemont Offshore Fund, Ltd.	8,839,391	8,583,557	0.64	12/31/2014	Quarterly
Suvretta Offshore Fund, Ltd	57,600,000	65,668,711	4.87	12/31/2014	Quarterly
Visium Global Offshore Fund, Ltd.	31,000,000	30,130,546	2.24	11/30/2014	Monthly
Total Market Neutral and Low Net Equity	228,399,194	251,219,834	18.65

Event-Driven:
Elliott International Limited	78,325,000	87,331,929	6.48	12/31/2014	Quarterly (8)
Eton Park Overseas Fund, Ltd.	36	26	0.00	n/a	Other (9)
HG Vora Special Opportunities Fund, Ltd.	87,000,000	87,079,555	6.47	11/30/2014	Monthly
JMB Capital Partners Offshore, Ltd.	31,000,000	31,286,708	2.32	3/31/2015	Annually
Magnetar Capital Fund II Ltd	67,889,858	71,698,510	5.32	3/31/2015	Quarterly (5)
Magnetar Equity Opportunities Fund Ltd.	177,625	387,709	0.03	11/30/2014	Monthly
Magnetar Global Event Driven Fund Ltd.	41,200,000	42,405,080	3.15	12/31/2014	Quarterly (5)
Perry Partners International, Inc.	68,806,812	72,390,671	5.38	12/31/2014	Quarterly (5)
Roystone Capital Offshore Fund Ltd.	55,000,000	58,081,531	4.31	12/31/2014	Quarterly (5)
XPI Holding I Ltd	59,532	77,762	0.01	n/a	Other (9)
Total Event-Driven	429,458,864	450,739,482	33.47

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments (continued)
October 31, 2014
(Unaudited)

				Next
				Available
			Percent of	Redemption
Description	Cost	Fair Value	Net Assets	Date (1)	Liquidity (2)

Investment Funds (continued)
Distressed and Credit Securities:
Cerberus International, Ltd.	$563,430	$913,134	0.07%	n/a	Other (9)
Cerberus International SPV, Ltd	2,187,127	3,756,939	0.28	n/a	Other (9)
King Street Capital, Ltd.	10,023	10,222	0.00	n/a	Other (9)
MidOcean Credit Opportunity Offshore Fund, Ltd	4,450,000	5,116,599	0.38	12/31/2014	Quarterly
Monarch Debt Recovery Fund Ltd	67,032,500	73,061,106	5.42	12/31/2014	Annually
Monarch Structured Credit Fund Ltd	790,691	1,021,441	0.08	n/a	Other (10)
Monarch Structured Credit Fund Ltd Series II	201,845	312,052	0.02	n/a	Other (10)
Monarch Structured Credit Fund Ltd Series IV	2,005,001	2,415,517	0.18	n/a	Other (10)
Panning Overseas Fund, Ltd.	60,650,000	61,796,627	4.59	12/31/2014	Quarterly (5)
Silver Point Capital Offshore Fund, Ltd.	45,519,291	53,941,568	4.01	12/31/2014	Annually
Total Distressed and Credit Securities:	183,409,908	202,345,205	15.03

Total investments in investment funds	$1,214,700,126	$1,324,163,842	98.33%

Other assets, less liabilities		22,472,480	1.67

Net assets		$1,346,636,322	100.00%

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC
Consolidated Schedule of Investments (continued)
October 31, 2014
(Unaudited)

(1) Investments in investment funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after October 31, 2014 that a redemption from a tranche is available without a redemption fee.

(2) Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms. Redemption notice periods range from thirty to ninety days. Lock-up periods range from twelve to twenty four months. The Adviser cannot estimate when restrictions will lapse for any fund level gates, suspensions, or side pockets.

(3) Approximately 80% of this investment is available for redemption quarterly subject to a 10% investor level gate. If fund level redemptions are less than 5%, then the 10% investor level gate does not apply.  The remaining 20% of this investment is available for redemption every 18 months.

(4) Subject to a 12.5% quarterly investor level gate.

(5) Subject to a 25% quarterly investor level gate.

(6) Subject to a 16.67% monthly investor level gate.

(7) Subject to a 20% annual investor level gate.

(8) Approximately 88% of this investment is available for redemption quarterly.  The remaining 12% is available for redemption semi-annually, subject to a 25% investor level gate.

(9) The investment funds do not have set redemption timeframes but are liquidating investments and making distributions as underlying investments are sold.

(10) The investment fund will attempt to liquidate all of its assets and distribute proceeds during the 12 month period following the end of the investment period.

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

1.  Organization

Ironwood Institutional Multi-Strategy Fund LLC (the “Fund”) was organized under the laws of the state of Delaware as a limited liability company on August 25, 2010 and commenced operations on January 1, 2011. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a closed-end, non-diversified management investment company.  The Fund is also registered under the Securities Act of 1933, as amended (the “1933 Act”). The Fund currently complies, and intends to continue to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below.

The Fund’s investment objective is capital appreciation with limited variability of returns. The Fund attempts to achieve this objective by allocating capital among a number of pooled investment vehicles that are generally organized in non-U.S. jurisdictions and classified as corporations for U.S. federal income tax purposes. Each is managed by an independent investment manager pursuant to various alternative investment strategies, including relative value; market neutral and low net equity; event-driven; and distressed and credit securities.

Ironwood Capital Management serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Directors (the “Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940 (the “Advisers Act”). The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund is a “Master fund” in a “Master-Feeder” structure whereby a feeder fund invests substantially all of its assets in the Fund. As of October 31, 2014, Ironwood Multi-Strategy Fund LLC, a feeder fund to the Fund, represented 61.95% of the Fund’s net assets. Other investors in the Fund include high net worth individuals, foundations, pensions, and other institutions. Units of the Fund are issued to eligible investors (referred to as “Members”). The minimum initial investment is $250,000, subject to waiver by the Adviser to an amount not less than $25,000. The minimum subsequent investment is $50,000, subject to waiver by the Adviser. Members may purchase their Units only through a selling agent or directly from the Fund, generally as of the first business day of the month.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

1. Organization (continued)

The Board, in its sole and absolute discretion, may authorize the Fund to make a tender offer to repurchase Members’ Units (an “Offer”). In determining whether the Fund should make an Offer to repurchase Units from Members, the Board will consider, among other things, the recommendation of the Adviser.  Each Offer will generally apply to up to 10% of the net assets of the Fund.  The Adviser expects that it will recommend to the Board that the Fund make an Offer to repurchase Units from Members semi-annually on June 30 and December 31.  A 5% early repurchase fee is charged on repurchased Units that have been held less than one year, payable to the Fund.  The Board, in its sole discretion, may waive the imposition of the early repurchase fee.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in the preparation of its consolidated financial statements. The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Basis of Consolidation

The consolidated financial statements include the results of the Fund and Ironwood Multi-Strategy Fund Ltd. (the “CFC”), a Cayman Islands controlled foreign corporation which is wholly owned by the Fund. The CFC is primarily used to invest in investment funds which do not allow United States entities to invest directly.  As of October 31, 2014, no investment funds were held by the CFC.

Net Asset Value Determination

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as determined pursuant to policies established by the Board.

Portfolio Valuation

The Board has approved procedures pursuant to which the Fund values its investments in investment funds at fair value. See Note 4 for more information.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

2. Significant Accounting Policies (continued)

Cash

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insurable limits. The Adviser monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties. As of October 31, 2014, the Fund holds cash accounts with entities that are affiliated with the Fund’s custodian and the Fund’s administrator.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The changes in investment funds’ net asset values are included in net change in unrealized gain (loss) on investments in investment funds in the consolidated statement of operations. Realized gain (loss) from investments in investment funds is calculated using the specific identification methodology.

Income Taxes

The Fund currently complies, and intends to continue to comply with the requirements of Subchapter M of the Code applicable to Regulated Investment Companies (“RICs”) and to distribute substantially all of its taxable income to its Members. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of October 31, 2014. If applicable, the Fund recognizes interest accrued related to liabilities for unrecognized tax in interest expense and penalties in other expenses in the consolidated statement of operations. Generally, tax authorities can examine all tax returns filed for the last three tax years.

The Fund has a tax year that ends on December 31.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) modernizes several tax provisions related to RICs and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carry forwards that expire.

As of December 31, 2013, the Fund had available for federal income tax purposes unused short-term capital losses that will not expire of $1,602,377 and long-term capital losses that will not expire of $324,502.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

2. Significant Accounting Policies (continued)

Income Taxes (continued)

As of October 31, 2014, the aggregate cost and related gross unrealized gain (loss) for tax purposes were as follows:

Cost of investments for tax purposes	$1,281,735,076

Gross tax unrealized gain	$48,740,955
Gross tax unrealized loss	(6,312,189)
Net tax unrealized gain (loss) on investments	$42,428,766

Distribution of Income and Gains

The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in investment funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). Certain PFICs for which the Fund has elected to be treated as Qualified Electing Funds (“QEFs”) provide information as to the amounts of taxable income and gain to be recorded by the Fund.  For other PFICs, the Fund has made a mark-to-market election which characterizes all income as ordinary.

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$11,856,486
Accumulated capital losses	$(1,926,879)
Unrealized gain (loss)	$5,435,215

There were no distributions paid during the six months ended October 31, 2014.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

2. Significant Accounting Policies (continued)

Dividend Reinvestment Plan

Each Member will have all income dividends and capital gains distributions automatically reinvested in additional Units unless such Member specifically elects to receive all income dividends and capital gain distributions in cash.

3. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in these investment funds is limited to the value of the Fund’s interest in these investment funds as reported by the Fund.

4. Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the consolidated statement of assets and liabilities. Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. For its investments in investment funds, the Fund ordinarily considers fair value to be an amount equal to the Fund’s pro rata interest in the net assets of each investment fund, as such value is supplied by, or on behalf of, the investment fund’s investment manager, generally on a monthly basis. Some values received from, or on behalf of, the investment funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and incentive fees or allocations payable to the investment funds’ managers or general partners pursuant to the investment funds’ operating agreements. The investment funds value their underlying investments in accordance with policies established by each investment fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Adviser values the Fund’s investments in investment funds based on such reasonably available relevant information as it considers material. The Adviser has designed ongoing due diligence processes with respect to investment funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each investment fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

4. Fair Value of Financial Instruments (continued)

such investment fund and to independently determine the fair value of the Fund’s interest in such investment fund, consistent with the Fund’s fair valuation procedures.

If no value is readily available from an investment fund or if a value supplied by an investment fund were to be deemed by the Adviser not to be indicative of its fair value, the Adviser would determine, in good faith, the fair value of the investment fund under procedures adopted by the Board and subject to Board supervision.

Because of the inherent uncertainty of valuation, the fair values of the investment funds held by the Fund may differ significantly from the values that would have been used had a ready market for the investment funds been available. As of October 31, 2014, no investments were fair valued by the Adviser.

As of October 31, 2014, approximately 0.01% of the Fund’s net assets were invested in side pockets maintained by the investment funds. Side pockets are sub-funds within the investment funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the investment funds may provide. Management cannot estimate the timing of when side pockets will be liquidated.

The following paragraphs summarize the investment strategies of the investment funds held by the Fund as of October 31, 2014.

Relative value strategies attempt to capture pricing anomalies between assets that for all economic purposes are identical.  Relative value strategies capture these inefficiencies by utilizing a combination of assets including bonds, stocks, swaps, options, exchange traded funds, currencies, futures, etc.  One such strategy is capital structure arbitrage which involves the purchase and short sale of different classes of securities of the same issuer where there is a relative mispricing between two classes of securities.  An example of this strategy is the purchase of undervalued senior secured debt and the short sale of overvalued subordinated unsecured debt or common equity.  Other examples of relative value strategies include fixed income arbitrage, relative value interest rates, convertible bond arbitrage, relative value energy, and quantitative strategies.

Market neutral and low net equity strategies involve the purchase of a stock or basket of stocks that is relatively underpriced as well as selling short a stock or basket of stocks that is relatively overpriced.  Depending on the investment manager’s investment strategy, the determination of whether a stock is overpriced or underpriced can be made through fundamental analysis (a fundamental strategy) or by complex statistical models that examine numerous factors that affect the price of a stock (a quantitative strategy).  The Adviser will utilize equity managers that target well-hedged and low net exposures and/or use a balanced approach to investing, i.e., they are short approximately the same dollar value of stocks they are long.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

4. Fair Value of Financial Instruments (continued)

Event-driven strategies involve the assessment of how, when, and if specific transactions will be completed and the effect on corporations and financial assets.  A common event-driven strategy is merger arbitrage (also called risk arbitrage).  This involves the purchase of the stock of a target company involved in a potential merger and, in the case of a stock-for-stock offer, the short sale of the stock of the acquiring company.  The target company’s stock would typically trade at a discount to the offer price due to the uncertainty of the completion of the transaction.  The positions may be reversed if the investment manager feels the acquisition may not close.  This strategy aims to capture the spread between the value of the security at the close of the transaction and its discounted value at the time of purchase.  Other examples of event-driven strategies and opportunities include corporate restructurings, spin-offs, operational turnarounds, activism, asset sales, and liquidations.

Distressed strategies involve the purchase or short sale of debt or equity securities of issuers experiencing financial distress. These securities may be attractive because of the market’s inaccurate assessment of the issuer’s future potential or the values and timing of recoveries.  Investment managers may obtain voting rights or control blocks and actively participate in the bankruptcy or reorganization process while other investors may remain passive investors.  Examples of distressed securities trades include bankruptcies, liquidations, post-restructured equities, structured credit, and balance sheet restructurings.  Credit strategies involve a variety of strategies intended to exploit inefficiencies in the high-yield and related credit markets.

The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 – other significant observable inputs (including observable net asset values where the investment is not traded in an active market and is subject to transfer restrictions and fair value of investments where the Fund has the ability to redeem tranches at net asset value as of the measurement date or within one quarter of the measurement date without paying an early redemption fee (the “near term”)).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, and fair value of investments where the Fund does not have the

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

4. Fair Value of Financial Instruments (continued)

ability to redeem tranches at net asset value as of the measurement date or within the near term as defined above).

Investments in investment funds are included in Level 2 or 3 of the fair value hierarchy.  In determining the level, the Fund considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment.  The Fund also considers the nature of the portfolios of the underlying investment funds and their ability to liquidate their underlying investments.  The investment funds generally hold positions in readily marketable investments and derivatives that are valued at quoted market values and/or less liquid non-marketable investments and derivatives that are valued at estimated fair value. The mix and concentration of more readily marketable investments and less liquid nonmarketable investments varies across the investment funds based on various factors, including the nature of their investment strategy, as described in each of their financial statements or offering memoranda.

If the Fund has the ability to redeem its investment at the reported net asset value in the near term, the investment is generally included in Level 2 of the fair value hierarchy.  If the Fund does not know precisely when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy.

The methodology used for determining the classification level for U.S. GAAP reporting is not an indication of the risks associated with investing in those investment funds. The Fund believes that when evaluating the Fund’s liquidity, the match between the liquidity of investments and the timing of the Fund’s June 30 and December 31 tender periods is a more meaningful measure.

The units of account that are valued by the Fund are its interests in the investment funds and not the underlying holdings of such investment funds. Thus, the inputs used by the Fund to value its investments in each of the investment funds may differ from the inputs used to value the underlying holdings of such investment funds. The table presented below is not intended to be indicative of the fair value hierarchy classification of investments in the underlying portfolios of the investment funds.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

4. Fair Value of Financial Instruments (continued)

The following is a summary of the fair value hierarchy of the investment funds, by strategy, as of October 31, 2014 (amounts in thousands):

Investment Funds	Level 1	Level 2	Level 3	Total
Relative Value	-	$200,997	$218,862	$419,859
Market Neutral and Low Net Equity	-	108,772	142,448	251,220
Event-Driven	-	90,980	359,760	450,740
Distressed and Credit Securities	-	12,325	190,020	202,345
	-	$413,074	$911,090	$1,324,164

The following is a reconciliation of investment funds by investment strategy, classified in Level 3 of the fair value hierarchy (amounts in thousands):

	Relative Value	Market Neutral and Low Net Equity	Event Driven	Distressed and Credit Securities	Total
Beginning Balance as of April 30, 2014	$155,001	$85,627	$338,483	$122,842	$701,953
Reclassifications	-	26,625	(60,722)	34,097	-
Purchases	58,073	40,300	107,125	47,000	252,498
Sales	(503)	-	(3)	(11,639)	(12,145)
Net realized gain (loss)	103	-	-	2,320	2,423
Net change in unrealized gain (loss)	6,188	7,583	(2,010)	(1,299)	10,462
Transfers to Level 2	-	(17,687)	(31,511)	(3,301)	(52,499)
Transfers from Level 2	-	-	8,398	-	8,398
Ending Balance as of October 31, 2014	$218,862	$142,448	$359,760	$190,020	$911,090

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. The transfers to or from Level 2 in the above reconciliation table are primarily due to the changes in investment funds’ lock-up periods. There were no transfers between Level 1 and Level 2 for the six months ended October 31, 2014.

The net change in unrealized gain (loss) on Level 3 assets still held as of October 31, 2014 was $9,162,188.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

4. Fair Value of Financial Instruments (continued)

The net realized and unrealized gains (losses) in the table above are reflected in the accompanying consolidated statement of operations.

5. Investment Transactions

Total purchases of investment funds for the six months ended October 31, 2014 were $337,940,000.  Total proceeds from redemptions of investment funds for the six months ended October 31, 2014 were $12,144,986. As of October 31, 2014, gross unrealized gain on investment funds was $115,775,905 and gross unrealized loss was $6,312,189.

6. Advance Subscriptions to Investment Funds

Advance subscriptions to investment funds represent amounts transferred prior to month-end to investment funds to be made effective November 1, 2014, pursuant to each investment fund’s operating agreement.

7. Advisory Fee, Related Party Transactions and Other

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly advisory fee of 0.10% (1.20% on an annualized basis) of the Fund’s month end net asset value. The advisory fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last calendar day of each month, before adjustments for any repurchases effective on that day. The advisory fee is payable in arrears as of the last calendar day of the applicable quarter and is in addition to the asset-based management fees and incentive fees or allocations charged by the underlying investment funds and indirectly borne by Members in the Fund. For the six months ended October 31, 2014, the Fund incurred advisory fees of $7,383,035, of which $3,943,315 was payable to the Adviser as of October 31, 2014.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administration fee, computed and payable monthly.

The Bank of New York Mellon (the “Custodian”) serves as the custodian for the Fund. The Fund compensates the Custodian for providing custody services to the Fund.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

7. Advisory Fee, Related Party Transactions, and Other (continued)

Foreside Fund Services, LLC acts as the distributor (the “Distributor”) of the Units. The Distributor has entered into, and may continue to enter into, selected dealer agreements with various brokers and dealers (“Selling Agents”) that agree to participate in the distribution of the Fund’s Units. Investments may be subject to a sales charge (a “Sales Charge”) of up to 2.00%.  The Sales Charge is in addition to the subscription price for Units and does not form a part of an investor’s investment in the Fund. All or a portion of the Sales Charge relating to Units is paid directly to the Selling Agent that assisted in the placement of such Units.

The Fund pays all investment expenses, including, but not limited to, brokerage commissions and all other costs of executing transactions, interest expense, custody fees, its share of expenses of the investment funds, including management fees to the investment managers of the investment funds (generally ranging from 0.00% to 3.00% of assets under management) and incentive fees or allocations to such investment managers (generally ranging from 15% to 25% of net profits), and all ongoing ordinary administrative and operational costs of the Fund, including (but not limited to) legal costs, accounting costs, fees paid to the administrator, fees paid to the regulatory and compliance administrator, filing fees, insurance expense, and taxes. The Fund will also directly pay any extraordinary operating expenses. The Adviser will bear all ongoing ordinary administrative and operational costs of the Adviser, including employees’ salaries, office rent, travel costs, quote machine rent, computer and equipment costs, telephone bills, office supplies, research and data costs, legal costs, accounting costs, filing costs, and communication expenses.

The Adviser has entered into an agreement with the Fund (the “Expense Limitation Agreement”) whereby it has contractually agreed to waive its fees and/or reimburse the Fund’s expenses to the extent necessary to ensure that the monthly expenses of the Fund (excluding taxes, brokerage commissions, interest expense incurred in connection with any credit facility, other transaction related expenses, custody fees, any extraordinary expenses of the Fund, any acquired fund fees and expenses, and the advisory fee) will not exceed 0.020833% (0.25% per annum) of the Fund’s net assets as of each month end during the term of the Expense Limitation Agreement (the “Expense Limitation”). The Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by the Adviser, any expenses in excess of the Expense Limitation and repay the Adviser such amounts; provided that the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the Prospectus that was in effect at the time of the original waiver.  As of October 31, 2014, the carry forward amount subject to potential future reimbursement to the Adviser is $426,430.  Of this amount, reimbursements of $147,000 are subject to expiration in the year ended April 30, 2017 and reimbursements of $279,430 are subject to expiration in the year ended April 30, 2018.  All expenses subject to expiration in the years ended April 30, 2015 and April 30, 2016 have been repaid.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

7. Advisory Fee, Related Party Transactions and Other (continued)

For the six months ended October 31, 2014, the Adviser recaptured $200,146 of previously waived expenses under the Expense Limitation. Such amount is included in the consolidated statement of operations as an increase to current year expenses. As of October 31, 2014, the entire amount recaptured was payable to the Adviser. Such amount is included in Payable to Investment Adviser in the consolidated statement of assets and liabilities.

Compensation to the Board for the six months ended October 31, 2014 was $25,000.

As of October 31, 2014, the Directors, Officers, and the Adviser and its employees, directly or indirectly, held Units in the Fund as follows:

	Units	% of Net Assets

Directors	903.54	0.08%
Officers	125.70	0.01
Adviser and its employees	2,872.71	0.24
Total	3,901.95	0.33%

8. Credit Facility

The Fund maintains a secured credit agreement with an unaffiliated bank for a revolving line of credit (the “Credit Facility”). Effective June 24, 2014, the maximum availability under the Credit Facility was increased from $75,000,000 to $125,000,000, subject to specific asset-based covenants.  Borrowings are collateralized in full by certain assets of the Fund and bear interest at an annual rate of LIBOR plus 1.85% (the “spread”). Interest is accrued daily on any outstanding balance and, if not repaid on the interest accrual date, is automatically added to the principal amount of the loan. The Fund also pays a commitment fee of 0.85% based on the amount by which the maximum availability exceeds the outstanding loan balance. The contractual maturity of the Credit Facility is April 30, 2015. As of October 31, 2014, the interest rate in effect was approximately 2.08%.  For the six months ended October 31, 2014, the average borrowings and average interest rate were approximately $15,553,707 and 2.08%, respectively.

9. Subsequent Events

For the period November 1, 2014 to December 22, 2014, the Fund received subscriptions of approximately $97,833,000 and tenders of approximately $19,144,000.

Ironwood Institutional Multi-Strategy Fund LLC
Notes to Consolidated Financial Statements
For the Six Months Ended October 31, 2014
(Unaudited)

9. Subsequent Events (continued)

Under the current terms of the existing Prospectus and Limited Liability Company Agreement (the “LLC Agreement”), a Member who tenders for repurchase such Member’s Units, is entitled an initial payment of 95% within 90 days of the repurchase date and a subsequent payment of 5% after the completion of the Fund’s annual audit or later if the Board deems necessary.  At its December 2014 meeting, the Board approved an amendment to the terms of the existing Prospectus and LLC Agreement stating that the initial payment will be made within 30 days or, if the Fund has requested withdrawals of capital from any underlying investment fund in order to fund the repurchase, within 10 business days after it has received at least 90% of the aggregate amount withdrawn from such underlying investment funds.  In addition, the Board approved an amendment stating that the subsequent payment will be made within 120 days or such later time as the Board in its discretion deems necessary to protect the interests of the remaining Members.  It is anticipated these changes will affect repurchase dates on or after December 31, 2015 and that the changes will be described in the Fund’s Prospectus when it is next filed with the Securities and Exchange Commission. For any repurchases in the interim, the pre-amendment terms continue to apply.

Fund Management

The Fund’s officers are appointed by the Directors and oversee the management of the day-to-day operations of the Fund under the supervision of the Board of Directors. One of the Directors and all of the officers of the Fund are officers or employees of Ironwood Capital Management (the “Adviser” or “Ironwood”). The other Directors are not affiliated with the Adviser and are not “interested persons” as defined under Section 2(a)(19) of the 1940 Act (the “Independent Directors”). A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years are set out below.

Directors

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships

Independent Directors
Richard W. Meadows Age: 64	Independent Director	Term – indefinite Length – Since inception	Executive Vice President of mutual fund administration firm	2	0
M. Kelley Price Age: 64	Independent Director	Term – indefinite Length – Since inception	Executive Vice President of mutual fund administration firm	2	0
Interested Directors*
Jonathan Gans Age: 43	President, Director, Chairman of the Board	Term – indefinite Length – Since inception	Chief Executive Officer and President of Ironwood	2	0
* Mr. Gans is deemed to be an “interested person,” as defined in the 1940 Act, of the Fund (“Interested Director”) because of the affiliation with the Fund and Ironwood.

Officers

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years, as of October 31, 2014. The business address of each officer is care of Ironwood Capital Management, One Market Plaza, Steuart Tower, Suite 2500, San Francisco, California 94105.

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Jonathan Gans Age: 43	Chief Executive Officer, President	Term –indefinite Length – Since inception	Chief Executive Officer and President of Ironwood Capital Management
Alison Sanger Age: 43	Chief Compliance Officer	Term –indefinite Length –Since inception	Chief Operating Officer/ Chief Compliance Officer of Ironwood Capital Management
Laurie Chatoff Age: 47	Secretary	Term –indefinite Length – since 3/15/2013	Director of Finance of Ironwood Capital Management as of 10/3/2011 Previous: Consultant to Alternative Investment Clients
Martha Boero Age: 31	Treasurer	Term –indefinite Length – since 3/15/2013	Controller of Ironwood Capital Management

Investment Advisory Agreement

The Investment Advisory Agreement (the “Agreement”) provides that the Adviser is responsible, subject to the supervision of the Board of Directors (the “Board”), for providing investment supervisory services to Ironwood Institutional Multi-Strategy Fund LLC (the “Master Fund”) and Ironwood Multi-Strategy Fund LLC (the “Feeder Fund”), collectively, the “Funds.” Such investment supervisory services include ongoing investment guidance, policy direction, and monitoring. The Adviser makes the Funds’ investment decisions in accordance with the Funds’ stated investment objectives, policies and restrictions.

The Adviser is also responsible for providing and/or overseeing operational services to the Funds, including administration services, fund accounting, marketing services, assistance with meeting legal and regulatory requirements, compliance services, and any other services necessary for the operation of the Funds.

The Agreement was approved for an initial two-year term on December 23, 2010. Thereafter, the Agreement continues in effect from year to year subject to the annual approval by the Board (including a majority of the Independent Directors), or by the vote of a majority vote of the Members of the Funds.  The Agreement may be terminated at any time by the Board, by a majority vote of the Members or by the Adviser.

At an in-person Board meeting on September 22, 2014, the Board approved the Agreement for an additional one-year term. The Independent Directors met telephonically with independent counsel in advance of the meeting to discuss relevant factors in evaluating whether to approve the Agreement. In approving the Agreement, the Board considered the materials that were provided to the Board in advance of the meeting, the terms of the Agreement, the operations of the Funds, and other relevant factors.

The Board discussed the Funds’ existing relationship with the Adviser, as well as the nature and quality of the investment advisory and administrative services provided. The Board acknowledged that the Adviser has demonstrated its commitment to maintaining and expanding operational resources reasonably necessary to manage the Funds in a professional manner. The Board discussed the Adviser’s substantial commitment to the recruitment and retention of highly skilled personnel; the Adviser’s disciplined investment approach; the quality of the Adviser’s investment and operational due diligence process; the Adviser’s significant efforts regarding growth of the Funds; the Adviser’s oversight of outside service providers; and the Adviser’s robust compliance efforts. The Board concluded that the quality of service offered by the Adviser to the Funds was appropriate and that the Adviser’s personnel had sufficient expertise to manage the Funds. The Board also concluded that during the upcoming year, the Adviser likely would be able to provide the same quality of investment management and related services that it has provided in the past.

The Board reviewed a presentation on the Funds’ investment performance to date, along with a comparison to the HFRI Fund of Funds: Conservative Index, the S&P 500, the Barclays Aggregate Bond Index, and a group of seven other registered alternative funds of funds (the “Peer Group”) that have objectives and strategies reasonably similar to those of the Funds. The Board noted that the Funds’ year-to-date returns, one year returns, three year annualized returns,

Investment Advisory Agreement (continued)

and three year volatility statistics have been strong and consistent with the Funds’ stated investment objectives. The Board also acknowledged that the Funds’ year-to-date returns, one year returns, three year annualized returns, and three year volatility statistics compared favorably to the HFRI Fund of Funds: Conservative Index, the Barclays Aggregate Bond Index, and the Peer Group. The Board observed that the Funds’ returns were lower than the S&P 500 returns and that the Funds’ volatility statistics were significantly lower than the volatility of the S&P 500. The Board acknowledged that since the Funds’ investment objectives are to provide risk-adjusted returns that have a low correlation to the broader debt and equity markets, it was reasonable that the Funds’ returns would under-perform the S&P 500 in the existing market environment. The Board recognized that the S&P 500 information was provided for reference rather than benchmarking purposes. Taking into account all of the information provided, the Board concluded that the investment performance generated by the Adviser was satisfactory.

The Board considered the Funds’ advisory and account servicing fee information and the most recent fiscal year expense ratios. The Board compared the Funds’ fees and expense ratios to the fees and expense ratios of the Peer Group. The Board determined that the Adviser’s fee is competitive compared to the fees charged by the Peer Group and also noted that the Feeder Fund’s account servicing fee is comparable to the account servicing fee charged by the Peer Group.

The Board considered the Funds’ expense ratios, both gross and net of the Expense Limitation Agreements, whereby the Adviser agrees to limit certain of the Funds’ annual expenses to 0.25% of the Funds’ net assets. The Board noted that the gross expense ratios have continued to decline as the Funds’ net assets rise. The Board compared the Funds’ expense ratios to those of the Peer Group, observing that the Funds’ expense ratios appear reasonable.

The Board evaluated information regarding the profitability of the Adviser based on the nature, extent and quality of the services provided by the Adviser, the total compensation received by the Adviser from the Funds and the total costs to the Funds of using the Adviser’s services. The Board took into account expenses borne by the Adviser, those that are passed on to the Funds by the Adviser, and the Expense Limitation Agreements. The Board concluded that the Adviser’s profitability appeared reasonable and appropriate, particularly in light of the Adviser’s significant effort to minimize the Fund’s expenses through the Expense Limitation Agreements. In considering the advisory fees, the Board did not believe breakpoints were appropriate at this time.

The Board determined that the fees payable under the Agreement are fair and reasonable in light of the services that the Adviser provides to the Funds and concluded that continuing the Agreement serves the interests of the Funds and the Members.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to unit holders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 9. Purchases of equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Fund’s board of directors, where those changes were implemented after the Fund last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)) , or this Item.

Item 11. Controls and Procedures.

(a)      The Fund’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of  Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ironwood Multi-Strategy Fund LLC
By

/s/ Jonathan Gans
Jonathan Gans, Chief Executive Officer and President
(principal executive officer)

Date: January 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By

/s/ Jonathan Gans
Jonathan Gans, Chief Executive Officer and President
(principal executive officer)

Date: January 9, 2015

By

/s/ Martha Boero
Martha Boero, Treasurer
(principal financial officer)

Date: January 9, 2015